PIPE Financing - Private Placement and Warrants - Schedule of Pre-funded Warrants (Details)	Mar. 31, 2025
Pre-funded warrants [Member] | Share price [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	19.37
Pre-funded warrants [Member] | Expected dividend yield [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants
Pre-funded warrants [Member] | Exercise price [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	0
Pre-funded warrants [Member] | Risk-free interest rate [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	3.63
Pre-funded warrants [Member] | Expected life [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants
Pre-funded warrants [Member] | Expected volatility [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	100
Pre-funded warrants [Member] | Expiry date [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants
Warrants with 5 year expiry [Member] | Share price [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	19.37
Warrants with 5 year expiry [Member] | Expected dividend yield [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants
Warrants with 5 year expiry [Member] | Exercise price [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	15.94
Warrants with 5 year expiry [Member] | Risk-free interest rate [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	3.63
Warrants with 5 year expiry [Member] | Expected life [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	5
Warrants with 5 year expiry [Member] | Expected volatility [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	100
Warrants with 5 year expiry [Member] | Expiry date [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	December 24, 2029
Warrant with 2 year expiry [Member] | Share price [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	19.37
Warrant with 2 year expiry [Member] | Expected dividend yield [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants
Warrant with 2 year expiry [Member] | Exercise price [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	15.94
Warrant with 2 year expiry [Member] | Risk-free interest rate [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	3.63
Warrant with 2 year expiry [Member] | Expected life [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	2
Warrant with 2 year expiry [Member] | Expected volatility [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	100
Warrant with 2 year expiry [Member] | Expiry date [Member]
Schedule of Pre-funded Warrants [Line Items]
Fair value of pre-funded warrants	December 24, 2026